Consolidated Statements of Shareholders’ Equity (Unaudited) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2022	¥ 5	¥ 152,236	¥ (88,277)	¥ 1,024	¥ (520)	¥ 64,468
Balance (in Shares) at Mar. 31, 2022 | shares	8,267,793
Net loss			(14,265)		(1,350)	(15,615)
Foreign currency translation difference				3,769	(196)	3,573
Balance at Sep. 30, 2022	¥ 5	152,236	(102,542)	4,793	(2,066)	52,426
Balance (in Shares) at Sep. 30, 2022 | shares	8,267,793
Balance at Mar. 31, 2023	¥ 9	216,504	(175,893)	3,469	(3,357)	40,732
Balance (in Shares) at Mar. 31, 2023 | shares	13,567,793
Net loss			(10,486)		(1,280)	(11,766)	$ (1,640)
Foreign currency translation difference				343	(258)	85
Balance at Sep. 30, 2023	¥ 9	¥ 216,504	¥ (186,379)	¥ 3,812	¥ (4,895)	¥ 29,051	$ 4,047
Balance (in Shares) at Sep. 30, 2023 | shares	13,567,793